The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio-Global Inflation Protected Securities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 22, 2012 (Accession No. 0001193125-12-429488), which is incorporated herein by reference.